Events after the reporting period - (Details) ₽ in Thousands, $ in Thousands										1 Months Ended		12 Months Ended
	Sep. 01, 2023 USD ($)	Feb. 01, 2023 USD ($)	Jul. 12, 2022 RUB (₽) item person	Jul. 01, 2022 USD ($)	Apr. 01, 2022 USD ($)	Mar. 30, 2022 USD ($)	Mar. 02, 2022	Jan. 27, 2022 USD ($) item	Jan. 25, 2022 USD ($) item company	May 31, 2022 USD ($)	Jan. 31, 2022 USD ($) item	Dec. 31, 2021	Dec. 31, 2019 USD ($)	Feb. 04, 2022 USD ($)
Disclosure of non-adjusting events after reporting period [line items]
Number of game developing studios | company									3
Proceeds from borrowings					$ 1,500	$ 1,500							$ 6,500
Corporate income tax rate												12.50%
Nexters Online LLC
Disclosure of non-adjusting events after reporting period [line items]
Maximum proceeds from disposal | ₽			₽ 100
Acquisition of game development studios
Disclosure of non-adjusting events after reporting period [line items]
Number of game developing studios | item									3
Convertible Note Instrument
Disclosure of non-adjusting events after reporting period [line items]
Maximum borrowing capacity						$ 16,000
Interest rate on borrowings						7.00%
Proceeds from borrowings										$ 6,000
Additional amount of borrowings										$ 8,500
Call option on remaining shareholding in LLC Game Positive
Disclosure of non-adjusting events after reporting period [line items]
Agreed amount of call option									$ 1,800
Percentage of participatory interest									30.00%
Option expire term									6 months
Operating environment in Russia
Disclosure of non-adjusting events after reporting period [line items]
Corporate income tax rate							0.00%
Exemption period for Accredited IT companies							3 years
Relocation of Personnel and Optimization of Headcount
Disclosure of non-adjusting events after reporting period [line items]
Number of employees relocated | item			600
Number of personnel reduced | person			235
Disposal of major subsidiary [member] | Nexters Studio LLC, Nexters Online LLC and Lightmap LLC
Disclosure of non-adjusting events after reporting period [line items]
Percentage of interest disposed			100.00%
Disposal of major subsidiary [member] | Nexters Studio LLC
Disclosure of non-adjusting events after reporting period [line items]
Maximum proceeds from disposal | ₽			₽ 200
Disposal of major subsidiary [member] | Lightmap LLC
Disclosure of non-adjusting events after reporting period [line items]
Maximum proceeds from disposal | ₽			₽ 100
Disposal of major subsidiary [member] | Game Positive LLC
Disclosure of non-adjusting events after reporting period [line items]
Percentage of interest disposed			70.00%
Maximum proceeds from disposal | ₽			₽ 100
Gracevale Limited
Disclosure of non-adjusting events after reporting period [line items]
Percentage of Equity Interest								100.00%	100.00%
Total consideration to acquire studios								$ 70,000
Cash Consideration								55,517
Share Consideration								3,963
Deferred share consideration								$ 10,520
Number of transactions fully executed | item											2
MX Capital Limited
Disclosure of non-adjusting events after reporting period [line items]
Percentage of Equity Interest								48.80%	48.80%
Cash Consideration								$ 16,586
Further earnout payments								35,000
Further consideration								100,000
MX Capital Limited | New Loan Agreement
Disclosure of non-adjusting events after reporting period [line items]
Principal amount of loan								$ 43,000
Loan granted														$ 8,000
Additional amount of loan granted														$ 1,888
Payment of loans granted	$ 6,000	$ 16,000		$ 13,000
Interest rate on loan								7.00%
Castcrown Ltd
Disclosure of non-adjusting events after reporting period [line items]
Percentage of Equity Interest								49.50%	49.50%
Total consideration to acquire studios								$ 2,970
Percentage of Equity Interest to be acquired on option								100.00%
Number of RPG Titles | item								2
Option premium								$ 1,200
Additional option premium								800
Castcrown Ltd | Convertible Note Instrument
Disclosure of non-adjusting events after reporting period [line items]
Maximum borrowing capacity								$ 16,000
Interest rate on borrowings								7.00%
Lightmap Studio
Disclosure of non-adjusting events after reporting period [line items]
Total consideration to acquire studios											$ 150